SHARE CAPITAL - Disclosure of detailed information about outstanding stock options (Details)	12 Months Ended
	Aug. 31, 2021 g $ / shares	Aug. 31, 2020 $ / shares
$0.30 - $1.10
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding | g	598,433
Weighted average remaining life (years)	3 years 4 months 24 days
Quantity Exercisable | g	598,433
$0.30 - $1.10 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares	$ 1.10
$0.30 - $1.10 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares	$ 0.30
$1.11 - $2.18
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding | g	892,000
Weighted average remaining life (years)	7 years 10 months 24 days
Quantity Exercisable | g	524,201
$1.11 - $2.18 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares	$ 2.18
$1.11 - $2.18 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares	$ 1.11
$2.19 - $2.44
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding | g	1,630,000
Weighted average remaining life (years)	7 years
Quantity Exercisable | g	1,037,617
$2.19 - $2.44 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares		$ 2.44
$2.19 - $2.44 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares	$ 2.19
$2.45 - $3.61
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding | g	1,451,078
Weighted average remaining life (years)	7 years 2 months 12 days
Quantity Exercisable | g	1,031,695
$2.45 - $3.61 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares		3.61
$2.45 - $3.61 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares	$ 2.45
$3.62 - $5.08
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding | g	1,844,211
Weighted average remaining life (years)	7 years 6 months
Quantity Exercisable | g	1,471,544
$3.62 - $5.08 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares	$ 5.08
$3.62 - $5.08 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares	$ 3.62
$5.09 - $8.02
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding | g	571,251
Weighted average remaining life (years)	7 years 2 months 12 days
Quantity Exercisable | g	571,251
$5.09 - $8.02 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares		8.02
$5.09 - $8.02 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares	$ 5.09
$8.03 - $11.27
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding | g	810,300
Weighted average remaining life (years)	7 years 8 months 12 days
Quantity Exercisable | g	793,585
$8.03 - $11.27 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares		$ 11.27
$8.03 - $11.27 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price | $ / shares	$ 8.03